Accrued Expenses	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Accrued Expenses

6.ACCRUED EXPENSES

Accrued expenses consisted of the following as of July 2, 2016 and January 2, 2016:

	July 2,	January 2,
	2016	2016
Interest	$25,588	$19,591
Payroll and benefits	22,780	24,714
Capital lease obligations	12,599	15,263
Insurance	10,603	9,824
Non-income taxes	8,658	4,618
Professional fees	1,011	2,528
Other(1)	25,704	16,404
Total	$106,943	$92,942

(1)Consists primarily of subcontractor and working capital settlement accruals.

(7) Accrued Expenses

Accrued expenses consisted of the following as of January 2, 2016 and December 27, 2014:

	2015	2014
Interest	$19,591	$32,475
Payroll and benefits	24,714	20,326
Capital lease obligations	15,263	17,530
Insurance	9,824	11,402
Non-income taxes	4,618	5,520
Professional fees	2,528	3,299
Other(1)	16,404	10,944

Total	$92,942	$101,496

(1)	Consists primarily of subcontractor and working capital settlement accruals.